Defiance Daily Target 2X Short OKLO ETF
Schedule of Investments
July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 18.9%
Money Market Funds - 2.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	105,235	$105,235

U.S. Treasury Bills - 16.2%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	640,000	638,464

TOTAL SHORT-TERM INVESTMENTS (Cost $743,546)		743,699

TOTAL INVESTMENTS - 18.9% (Cost $743,546)		$743,699
Other Assets in Excess of Liabilities - 81.1%		3,184,527
TOTAL NET ASSETS - 100.0%		$3,928,226

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Short OKLO ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)
TOTAL RETURN SWAPS - 54.6%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Oklo, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (22.51%)	Termination(c)	10/31/2028	$(1,166,803)	$278,401
Oklo, Inc.	Clear Street LLC	Pay	OBFR + (2.51%)	Termination(b)	01/24/2028	(1,826,097)	213,904
Oklo, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (13.01%)	Termination(b)	03/16/2033	(1,553,200)	504,121
Oklo, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (2.51%)	Termination(a)	11/24/2028	(1,941,500)	548,539
Oklo, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (10.00%)	Termination(d)	03/31/2033	(1,359,050)	598,179
							2,143,144

Net Unrealized Appreciation (Depreciation)							2,143,144

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.